Offerings - Offering: 1	Nov. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,677,680
Proposed Maximum Offering Price per Unit	4.90
Maximum Aggregate Offering Price	$ 13,120,632.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,811.96
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock dividend, stock split, recapitalization or similar transaction.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $4.90, which is the average of the high and low prices of the registrant's common stock, par value $0.0001 per share ("Common Stock") on October 30, 2025, on the Nasdaq Capital Market.

Represents the shares of Common Stock of the Registrant that will be offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-3 (the “Registration Statement”) to which this exhibit is attached. The Registration Statement registers an aggregate of 2,677,680 shares of Common Stock consisting of (i) 379,539 shares of Common Stock issued pursuant to that securities purchase agreement, dated October 10, 2025 (the “Purchase Agreement”), (ii) 364,801 shares of Common Stock underlying pre-funded warrants issued pursuant to the Purchase Agreement, (iii) 1,488,680 shares of Common Stock underlying warrants issued pursuant to the Purchase Agreement, (iv) 400,000 shares of Common Stock underlying warrants issued to Arca Investment Management, LLC and (v) 44,660 shares of Common Stock underlying warrants issued to designees of Lucid Capital Markets, LLC.